Eaton Vance Asian Small Companies Fund
Investment Objective
The Fund’s investment objective is to seek capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Asian Small Companies Fund	Class A	Class B
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses Eaton Vance Asian Small Companies Fund		Class A	Class B
Management Fees		1.25%	1.25%
Distribution and Service (12b-1) Fees		0.30%	1.00%
Other Expenses		0.90%	0.90%
Total Annual Fund Operating Expenses		2.45%	3.15%
Expense Reimbursement	[1]	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Expense Reimbursement		2.05%	2.75%
[1]	The investment adviser and sub-adviser have agreed to reimburse the Fund's expenses to the extent Total Annual Fund Operating Expenses exceed 2.04% for Class A shares and 2.74% for Class B shares. This expense reimbursement will continue through December 31 , 2013. Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense , taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Asian Small Companies Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	771	1,259	1,772	3,173
Class B	778	1,334	1,815	3,268

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of Asian small companies (the “80% Policy”).  At the time of investment, Asian small companies are companies that (a) have a market capitalization that does not exceed the maximum market capitalization of companies included in the MSCI All Country ex Japan Small Cap Index (full market capitalization) (the “market cap maximum”) on the last business day of the previous quarter and (b) are located in or have securities which are principally traded in an Asian region country.  As of September 30, 2012 , the maximum market capitalization of companies included in the Index (full market capitalization) was approximately $ 4.4 billion.  The Fund may invest 25% or more of its total assets in securities of issuers located in any one country, and may retain securities of a company with a market capitalization that grows after initial investment over the market cap maximum.  The Fund normally invests in the securities markets of countries in the Asian region, including Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand.  While there is no minimum or maximum limitation on assets that may be invested in a single country, it is anticipated that investments in Hong Kong, India, South Korea or Singapore may exceed 25% of total assets.  More than 25% of the Fund’s total assets may be denominated in a single currency.  The Fund has historically held fewer than 75 stocks; therefore, in that situation, the Fund’s value may be more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.  At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward foreign currency exchange contracts and options.  The Fund may invest in private placements.

In selecting securities for the Fund, the investment sub- adviser considers companies that it believes have all or most of the following characteristics: sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities.  Stocks will be sold when they have achieved their perceived value or when a country’s stock market is expected to be depressed for an extended period.

The Fund currently invests its assets in Asian Small Companies Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Risks of Investing in Asia.  Economies of countries in the Asian and China regions differ from the U.S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners.  Monsoons and natural disasters also can affect the value of investments.  China’s governmental actions and the actions of other governments located in the region can have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Geographic Risk.  Because the Fund may invest significantly in a particular geographic region or country the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that has less exposure to such region or country .

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub- adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 41.96% for the quarter ended June 30, 2009, and the lowest quarterly return  was –38.40% for the quarter ended September 30, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 19.31%.

Average Annual Total Returns Eaton Vance Asian Small Companies Fund	1 Year	5 Years	10 Years
Class A	(28.93%)	(10.05%)	8.19%
Class A After Taxes on Distributions	(29.55%)	(11.15%)	6.99%
Class A After Taxes on Distributions and Sales	(18.46%)	(8.12%)	7.09%
Class B	(28.81%)	(9.77%)	8.22%
MSCI All Country Asia ex Japan Small Cap Index	(26.89%)	2.38%	12.07%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B.  Investors cannot invest directly in an Index.  (Source for the MSCI All Country Asia ex Japan Small Cap Index returns:  MSCI Barra).  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for Class B shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Greater China Growth Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Greater China Growth Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Greater China Growth Fund		Class A	Class B	Class C	Class I
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses		0.55%	0.55%	0.55%	0.54%
Total Annual Fund Operating Expenses		2.10%	2.80%	2.80%	1.79%
Expense Reimbursement	[1]	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Expense Reimbursement		2.00%	2.70%	2.70%	1.69%
[1]	The investment adviser and sub-adviser have agreed to reimburse the Fund's expenses to the extent Total Annual Fund Operating Expenses exceed 1.95% for Class A shares, 2.65% for Class B and Class C shares, and 1.65% for Class I shares. This expense reimbursement will continue through December 31 , 2013. Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense , taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Greater China Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	766	1,186	1,630	2,859
Class B	773	1,259	1,670	2,954
Class C	373	859	1,470	3,121
Class I	172	554	960	2,097

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% (for the period from August 1, 2012 through August 31, 2012) and the Portfolio's portfolio turnover rate was 43% (for the period September 1, 2012 through July 31, 2012 when the Fund was investing directly in the Portfolio) of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in the China region (the “80% Policy”).  The Fund invests primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People’s Republic of China. Under normal circumstances, the Fund primarily invests in companies in the China region, which includes Hong Kong, China, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines.  A company will be considered to be located in the China region if it is domiciled in the China region or has at least 50% of its assets in, or derives 50% or more of its revenues or profits from, the China region.  The Fund may invest 25% or more of its total assets in securities in any one country in the China region. The Fund may invest up to 20% of its net assets outside the China region.  The Fund invests in companies with a broad range of market capitalizations, including smaller companies.  More than 25% of the Fund’s total assets may be denominated in a single currency.  At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward foreign currency exchange contracts.  The Fund may invest in private placements.

The investment sub- adviser invests primarily in common stocks of China region companies expected to grow in value over time, regardless of short-term market fluctuations.  In selecting securities for the Fund, the investment adviser considers companies that it believes have all or most of the following characteristics: sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities.  Stocks typically will be sold when they have achieved their perceived value or when a country’s stock market is expected to be depressed for an extended period.

Principal Risks

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities , including political, economic and market risks.

Risks of Investing in Asia.  Economies of countries in the Asian and China regions differ from the U.S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners.  Monsoons and natural disasters also can affect the value of investments.  China’s governmental actions and the actions of other governments located in the region can have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Geographic Risk.  Because the Fund may invest significantly in a particular geographic region or country the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that has less exposure to such region or country.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Derivatives Risk.   The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub- adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 30.52% for the quarter ended June 30, 2009, and the lowest quarterly return  was -24.40 % for the quarter ended September 30, 2011 .  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 11 .44%.

Average Annual Total Returns Eaton Vance Greater China Growth Fund	1 Year	5 Years	10 Years
Class A	(27.33%)	(0.06%)	9.43%
Class A After Taxes on Distributions	(28.21%)	(1.31%)	8.75%
Class A After Taxes on Distributions and Sales	(16.45%)	0.07%	8.51%
Class B	(26.94%)	0.30%	9.45%
Class C	(24.15%)	0.55%	9.42%
Class I	(22.69%)	1.29%	10.16%
MSCI Golden Dragon Index	(18.67%)	1.29%	8.25%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.   Investors cannot invest directly in an Index.  (Source for the MSCI Golden Dragon Index returns: Lipper Inc. and MSCI, respectively).  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions may be the same as Return Before Taxes for a period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Multi-Cap Growth Fund
Investment Objective
The Fund’s investment objective is to achieve capital growth. A secondary consideration is investment income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 13 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Multi-Cap Growth Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Multi-Cap Growth Fund	Class A	Class B	Class C	Class I
Management Fees	0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.44%	0.44%	0.44%	0.43%
Total Annual Fund Operating Expenses	1.32%	2.07%	2.07%	1.06%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Multi-Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	702	969	1,257	2,074
Class B	710	1,049	1,314	2,208
Class C	310	649	1,114	2,400
Class I	108	337	585	1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% (for the period from July 26, 2012 to August 31, 2012) and the Portfolio's portfolio turnover rate was 74% (for the period from September 1, 2011 to July 25, 2012, when the Fund was investing directly in Multi-Cap Growth Portfolio) of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. growth companies but may invest up to 25% of its net assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  The Fund may invest up to 10% of its assets in real estate investment trusts (“REITs”).  The Fund may also invest in other pooled investment vehicles and may lend its securities.  The Fund’s investment objective may not be changed without shareholder approval.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  The Fund expects to use derivatives principally when seeking to gain exposure to equity securities using futures contracts on securities indices or by writing put options or to generate income by writing covered call options or put options.   The Fund may also enter into a combination of option transactions on individual securities.   Permitted derivatives include:  the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements.  There is no stated limit on the Fund’s use of derivatives.  The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).

The Fund invests primarily in common stocks of companies that are expected, over the long term, to have earnings growth that is faster than the growth of the U.S. economy and the U.S. stock market as a whole.  Growth companies owned by the Fund may include both large and established market leaders, as well as smaller, less seasoned companies.  The Fund may invest in dividend-paying stocks to achieve the secondary consideration of investment income.  However, growth stocks typically do not pay dividends.  The Fund’s ability to pay dividends depends on the yields available on common stocks and Fund (and class) expenses.  If Fund (and class) expenses exceed income, Fund shareholders will not receive distributions.

The portfolio managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and that the portfolio managers believe will grow in value over time.  In making investment decisions, the portfolio managers may utilize the information provided by, and the expertise of, the investment adviser’s research staff.  Management of the Fund involves consideration of numerous factors (such as potential for price appreciation, risk/return, the mix of securities held by the Fund and, secondarily, long-term dividend prospects).  The sell process combines bottom-up and top-down considerations.  The portfolio managers will normally consider selling securities when they reach the adviser’s price target, other securities are identified to displace a current holding, or fundamentals deteriorate and the original investment case is no longer valid.  A top-down assessment of an industry or the economy can also influence sell decisions at times.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as growth stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives.  A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.   No performance is shown for Class I shares because they have not had a full calendar year of operations.   Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 26.87% for the quarter ended June 30, 2003, and the lowest quarterly return was –33.13% for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 16.07%.

Average Annual Total Returns Eaton Vance Multi-Cap Growth Fund	1 Year	5 Years	10 Years
Class A	(7.10%)	(1.14%)	3.07%
Class A After Taxes on Distributions	(7.10%)	(1.88%)	2.64%
Class A After Taxes on Distributions and Sales	(4.61%)	(1.14%)	2.57%
Class B	(7.04%)	(1.00%)	2.93%
Class C	(3.13%)	(0.67%)	2.92%
Russell 3000 Growth Index	2.18%	2.46%	2.74%
S&P 500 Index	2.11%	(0.25%)	2.92%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Richard Bernstein All Asset Strategy Fund
Investment Objective
The Fund’s investment objective is total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 21 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Richard Bernstein All Asset Strategy Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Richard Bernstein All Asset Strategy Fund		Class A	Class C	Class I
Management Fees		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.78%	0.78%	0.78%
Acquired Fund Fees and Expenses		0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses		2.01%	2.76%	1.76%
Expense Reimbursement	[1]	(0.55%)	(0.55%)	(0.55%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.46%	2.21%	1.21%
[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.45% for Class A shares, 2.20% for Class C shares and 1.20% for Class I shares. This expense reimbursement will continue through December 31, 2013. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Richard Bernstein All Asset Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	715	1,119	1,548	2,737
Class C	324	804	1,411	3,050
Class I	123	501	903	2,028

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period (from commencement of operations on September 30, 2011 through August 31, 2012), the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

In seeking its investment objective, the Fund has flexibility to allocate its assets in markets around the world and among various asset classes, including equity, fixed-income, commodity, currency and cash investments.

The Fund is managed in a macro-driven, top-down style that emphasizes and de-emphasizes various global market segments and asset classes at different times.  Exposures will vary among asset classes based on the sub-adviser’s assessment of a range of proprietary and non-proprietary quantitative indicators and the firm’s macro-economic analysis and judgment.  It is expected that the macro-economic analysis will evolve over time and may include consideration of the following:  historical risk and return characteristics; global market valuations; global yield curves; asset class, regional, and country correlations; profit cycle analyses and style and sector rotation; expected beta; estimate revisions and earnings surprises; investor sentiment and other factors. Individual equity security selection is based on quantitative screening and optimization to achieve desired market exposures while seeking to control security-specific and other observable market risks.  The portfolio is monitored on an ongoing basis and rebalanced as necessary to seek to ensure that desired market exposures and risk parameters are maintained.  Securities may be sold if they exhibit performance that might counteract the desired exposures or to implement a revised allocation based on a modified top-down view. Under normal circumstances, the Fund currently expects to invest 0-75% of its net assets in equity securities, 25-90% in fixed-income securities, 0-25% in commodities (primarily through the use of exchange-traded funds (“ETFs”) that invest in commodities or commodities-related investments) and/or currencies, and 0-25% in cash and cash equivalents.

The Fund may invest without limit in both developed and emerging markets. The Fund may invest in fixed-income securities of any credit quality. Such investments may include, but are not limited to, corporate bonds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations of other sovereign nations, municipal obligations, mortgage-backed securities and inflation-linked debt securities.  The Fund may invest in stocks of companies of any capitalization, real estate investment trusts, exchange-traded notes (“ETNs”), and ETFs and other pooled investment vehicles.  Investment in cash or cash equivalents may include U.S and foreign bank certificates of deposit, fixed time deposits, repurchase agreements, bankers’ acceptances and other short-term instruments with a remaining maturity of 397 days or less.  The Fund currently expects to gain exposures to certain types of investments principally through ETFs.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the fixed-income securities in its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities.  The Fund expects to use derivatives principally when seeking to gain exposure to equity or fixed-income securities using futures contracts on securities indices and/or when seeking to gain or reduce exposure to certain currencies by buying or selling forward foreign currency exchange contracts, but may also purchase or sell forwards or other types of futures contracts; options on futures contracts; exchange traded and over-the-counter options; equity collars, equity-linked securities and equity swap agreements; interest rate, total return, inflation and credit default swaps; forward rate agreements; and credit linked notes and other similarly structured products. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated) and forward commitments.  There is no limit on the Fund’s use of derivatives.

Principal Risks

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Foreign and Emerging Market Investment Risk.  Because the Fund can invest a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

ETF Risk.  Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value.  The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Smaller Company Equity Risk.  The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Credit Risk.   Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Interest Rate Risk.  As interest rates rise, the value of fixed income investments is likely to decline.  Conversely, when interest rates decline, the value of fixed income investments is likely to rise.  Securities with longer maturities are more sensitive to changes in interest rates than those with shorter maturities, making them more volatile.  A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates.  In a declining interest rate environment, prepayment of callable income investments may increase.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Derivatives Risk.   The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risks of Commodity-Related Investments.  The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments and/or shares of an ETF that invests in such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodity investments.  Certain types of commodity instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Risks Associated with Active and Quantitative Management.  The Fund is an actively managed portfolio and its success depends upon the ability of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.  The sub-adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, for which there can be no assurance that the desired results will be achieved.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance
Performance history will be available after the Fund has been in operation for one calendar year.

Eaton Vance Richard Bernstein Equity Strategy Fund
Investment Objective
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 21 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Richard Bernstein Equity Strategy Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Richard Bernstein Equity Strategy Fund	Class A	Class C	Class I
Management Fees	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.38%	2.13%	1.13%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Richard Bernstein Equity Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	707	987	1,287	2,137
Class C	316	667	1,144	2,462
Class I	115	359	622	1,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42 % of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities and derivative instruments that provide exposure to equity securities (the “80% Policy”). The Fund may invest up to 20% of its net assets in fixed-income securities, including securities of any rating or that are unrated and/or in currencies. The Fund may invest an unlimited amount of its assets in foreign securities located in developed or emerging market countries, including securities trading in the form of depositary receipts. The Fund may invest in stocks of companies of any capitalization, real estate investment trusts, exchange-traded notes (“ETNs”) and exchange-traded funds (“ETFs”, including commodity-related ETFs), and other pooled investment vehicles.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  The Fund expects to use derivatives principally when seeking to gain exposure to equity securities using futures contracts on securities indices and/or when seeking to gain or reduce exposure to certain currencies by buying or selling forward foreign currency exchange contracts .  However, the Fund may also purchase or sell forwards or other types of futures contracts; options on futures contracts; exchange traded and over-the-counter options; equity collars; equity-linked securities and equity swap agreements. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).  There is no stated limit on the Fund’s use of derivatives.

The Fund is managed in a macro-driven, top-down style that emphasizes and de-emphasizes various global equity market segments at different times.  Leading exposures will vary among growth and value, small, mid and large cap, U.S. and non-U.S., and developed and emerging markets based on the sub-adviser’s assessment of a range of proprietary and non-proprietary quantitative indicators and the firm’s macro-economic analysis and judgment.  It is expected that the macro-economic factors and indicators will evolve over time and may include the following:  global equity market valuations; global yield curves; asset class, regional, and country correlations; profit cycle analyses and style and sector rotation; expected beta; estimate revisions and earnings surprises; investor sentiment and other factors. Individual stock selection will be based on quantitative screening and optimization to achieve desired market exposures while controlling stock-specific and other observable market risks.  The portfolio is monitored on an ongoing basis and rebalanced as necessary to seek to ensure that desired market exposures and risk controls are maintained.  Stocks may be sold if they exhibit performance that might counteract the desired exposures or to implement a revised allocation based on a modified top-down view.

The Fund will exercise a flexible strategy and is not limited by investment style or by an issuer’s location, size, market capitalization or industry sector.  The strategy may have none, some or all of its assets invested in a particular market segment at a given time, and across market segments in relative proportions that change over time.  At any time , up to 100% of the Fund’s assets may be invested in either U.S. or foreign securities, including issuers located in emerging market countries.

Principal Risks

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Fixed Income Securit ies Risk.  If the Fund invests in fixed-income securities, the Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market.  Investments rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Risks of Commodity-Related Investments.  The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments  and/or shares of an ETF that invests in such investments . In addition, adverse market conditions may impair the liquidity of actively traded commodity investments.  Certain types of commodity instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

ETF Risk.  Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value.  The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Risks Associated with Active and Quantitative Management.  The Fund is an actively managed portfolio and its success depends upon the ability of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.  The sub-adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, for which there can be no assurance that the desired results will be achieved.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person .  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy .

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns over time compare with those of a broad-based securities market index.  The return in the bar chart is for Class A shares and does not reflect a sales charge.  If the sales charge was reflected, the return would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2010 through December 31, 2011, the highest quarterly total return for Class A was 6.57% for the quarter ended March 31, 2011, and the lowest quarterly return was -14.75% for the quarter ended September 30, 2011.  The year-to-date return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012) was 12.21%.

Average Annual Total Returns Eaton Vance Richard Bernstein Equity Strategy Fund	1 Year	Life of Fund
Class A	(11.79%)	(4.99%)
Class A After Taxes on Distributions	(11.86%)	(5.06%)
Class A After Taxes on Distributions and Sales	(7.56%)	(4.24%)
Class C	(7.99%)	(1.07%)
Class I	(6.16%)	(0.05%)
MSCI All Country World Index	(7.35%)	(1.35%)

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class A, Class C and Class I shares commenced operations on October 12, 2010.  Investors cannot invest directly in an Index.  (Source for MSCI All Country World Index: MSCI)  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Worldwide Health Sciences Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 15 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Worldwide Health Sciences Fund	Class A	Class B	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses Eaton Vance Worldwide Health Sciences Fund		Class A	Class B	Class C	Class I	Class R
Management Fees	[1]	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%
Other Expenses		0.26%	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.41%	2.16%	2.16%	1.16%	1.66%
[1]	A performance fee adjustment decreased the effective rate of the basic investment advisory fee of 0.48% by 0. 08 % for the most recent fiscal year ended August 31, 2012. Management Fees reflect a fee reduction agreement to the Management Agreement and an Amended and Restated Administrative Services Agreement, both effective May 1, 2012, and restated to reflect the fees payable if the revised fees were in effect for the entire fiscal year. See page 9 of this Prospectus for more information about the calculation of the performance fee adjustment.

* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Worldwide Health Sciences Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	710	996	1,302	2,169
Class B	719	1,076	1,359	2,303
Class C	319	676	1,159	2,493
Class I	118	368	638	1,409
Class R	169	523	902	1,965

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63 % of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in securities (primarily common stocks) of companies principally engaged in the discovery, development, production or distribution of products (or services) related to scientific advances in health care, including biotechnology, pharmaceuticals, diagnostics, managed health care and medical equipment and supplies (“health sciences companies”) (the “80% Policy”).  A company will be considered to be a health sciences company if, at the time of investment, 50% or more of the company’s sales, earnings or assets will arise from or will be dedicated to the application of scientific advances related to health care.  The Fund invests in U.S. and foreign securities and will normally be invested in issuers located in at least three different countries.  The Fund may invest in securities of both larger established and smaller emerging companies located in developed or emerging markets, some of which may be denominated in foreign currencies.  The Fund concentrates (that is, invests at least 25% of its assets) its investments in medical research and the health care industry.  The Fund may invest up to 5% of its total assets in royalty bonds.  The Fund may also invest in other pooled investment vehicles.

The portfolio managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and that the adviser believes will grow in value over time regardless of short-term market fluctuations.  In making investment decisions, the portfolio managers utilize the information provided by, and the expertise of, the investment adviser’s research staff.  The stock selection process will be based on numerous factors, including the potential to increase market share (for larger companies), and the potential of research and development projects (for smaller companies).  The portfolio managers consider selling a holding whenever it adds a holding to the Fund.  The stock selection process is highly subjective.

The Fund currently invests its assets in Worldwide Health Sciences Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Sector Concentration Risk.  The Fund concentrates its investments in the health sciences industry, so the Fund will likely be affected by events that adversely affect that industry.  The Fund has historically held fewer than 60 stocks at any one time; therefore, the Fund is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.  These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights.  The value of Fund shares can also be impacted by regulatory activities that affect health sciences companies.  For instance, increased regulation can increase the cost of bringing new products to market and thereby reduce profits.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political, economic and market risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011,  the highest quarterly total return for Class A was 18.93% for the quarter ended June 30, 2003, and the lowest quarterly return was – 15.67 % for the quarter ended June 30, 2002 .  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 19.37%.

Average Annual Total Returns Eaton Vance Worldwide Health Sciences Fund	1 Year	5 Years	10 Years
Class A	(1.27%)	3.56%	2.84%
Class A After Taxes on Distributions	(2.65%)	2.11%	2.10%
Class A After Taxes on Distributions and Sales	0.99%	2.85%	2.35%
Class B	(0.74%)	3.75%	2.68%
Class C	2.93%	3.98%	2.66%
Class I	5.06%	4.89%	3.50%
Class R	4.47%	4.53%	3.26%
S&P 500 Index	2.11%	(0.25%)	2.92%
MSCI World Health Care Index	9.46%	1.69%	3.12%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.   The Class I and R performance shown above for the periods prior to October 1, 2009 and September 8, 2003 (commencement of operations for such class, respectively) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.   Investors cannot invest directly in an Index.  (Source for MSCI World Health Care Index:  MSCI ).  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder .

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Asian Small Companies Fund
Investment Objective
The Fund’s investment objective is to seek capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Asian Small Companies Fund	Class A	Class B
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses Eaton Vance Asian Small Companies Fund		Class A	Class B
Management Fees		1.25%	1.25%
Distribution and Service (12b-1) Fees		0.30%	1.00%
Other Expenses		0.90%	0.90%
Total Annual Fund Operating Expenses		2.45%	3.15%
Expense Reimbursement	[1]	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Expense Reimbursement		2.05%	2.75%
[1]	The investment adviser and sub-adviser have agreed to reimburse the Fund's expenses to the extent Total Annual Fund Operating Expenses exceed 2.04% for Class A shares and 2.74% for Class B shares. This expense reimbursement will continue through December 31 , 2013. Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense , taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Asian Small Companies Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	771	1,259	1,772	3,173
Class B	778	1,334	1,815	3,268

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of Asian small companies (the “80% Policy”).  At the time of investment, Asian small companies are companies that (a) have a market capitalization that does not exceed the maximum market capitalization of companies included in the MSCI All Country ex Japan Small Cap Index (full market capitalization) (the “market cap maximum”) on the last business day of the previous quarter and (b) are located in or have securities which are principally traded in an Asian region country.  As of September 30, 2012 , the maximum market capitalization of companies included in the Index (full market capitalization) was approximately $ 4.4 billion.  The Fund may invest 25% or more of its total assets in securities of issuers located in any one country, and may retain securities of a company with a market capitalization that grows after initial investment over the market cap maximum.  The Fund normally invests in the securities markets of countries in the Asian region, including Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand.  While there is no minimum or maximum limitation on assets that may be invested in a single country, it is anticipated that investments in Hong Kong, India, South Korea or Singapore may exceed 25% of total assets.  More than 25% of the Fund’s total assets may be denominated in a single currency.  The Fund has historically held fewer than 75 stocks; therefore, in that situation, the Fund’s value may be more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.  At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward foreign currency exchange contracts and options.  The Fund may invest in private placements.

In selecting securities for the Fund, the investment sub- adviser considers companies that it believes have all or most of the following characteristics: sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities.  Stocks will be sold when they have achieved their perceived value or when a country’s stock market is expected to be depressed for an extended period.

The Fund currently invests its assets in Asian Small Companies Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Risks of Investing in Asia.  Economies of countries in the Asian and China regions differ from the U.S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners.  Monsoons and natural disasters also can affect the value of investments.  China’s governmental actions and the actions of other governments located in the region can have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Geographic Risk.  Because the Fund may invest significantly in a particular geographic region or country the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that has less exposure to such region or country .

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub- adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 41.96% for the quarter ended June 30, 2009, and the lowest quarterly return  was –38.40% for the quarter ended September 30, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 19.31%.

Average Annual Total Returns Eaton Vance Asian Small Companies Fund	1 Year	5 Years	10 Years
Class A	(28.93%)	(10.05%)	8.19%
Class A After Taxes on Distributions	(29.55%)	(11.15%)	6.99%
Class A After Taxes on Distributions and Sales	(18.46%)	(8.12%)	7.09%
Class B	(28.81%)	(9.77%)	8.22%
MSCI All Country Asia ex Japan Small Cap Index	(26.89%)	2.38%	12.07%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B.  Investors cannot invest directly in an Index.  (Source for the MSCI All Country Asia ex Japan Small Cap Index returns:  MSCI Barra).  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for Class B shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Greater China Growth Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Greater China Growth Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Greater China Growth Fund		Class A	Class B	Class C	Class I
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses		0.55%	0.55%	0.55%	0.54%
Total Annual Fund Operating Expenses		2.10%	2.80%	2.80%	1.79%
Expense Reimbursement	[1]	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Expense Reimbursement		2.00%	2.70%	2.70%	1.69%
[1]	The investment adviser and sub-adviser have agreed to reimburse the Fund's expenses to the extent Total Annual Fund Operating Expenses exceed 1.95% for Class A shares, 2.65% for Class B and Class C shares, and 1.65% for Class I shares. This expense reimbursement will continue through December 31 , 2013. Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense , taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Greater China Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	766	1,186	1,630	2,859
Class B	773	1,259	1,670	2,954
Class C	373	859	1,470	3,121
Class I	172	554	960	2,097

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% (for the period from August 1, 2012 through August 31, 2012) and the Portfolio's portfolio turnover rate was 43% (for the period September 1, 2012 through July 31, 2012 when the Fund was investing directly in the Portfolio) of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in the China region (the “80% Policy”).  The Fund invests primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People’s Republic of China. Under normal circumstances, the Fund primarily invests in companies in the China region, which includes Hong Kong, China, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines.  A company will be considered to be located in the China region if it is domiciled in the China region or has at least 50% of its assets in, or derives 50% or more of its revenues or profits from, the China region.  The Fund may invest 25% or more of its total assets in securities in any one country in the China region. The Fund may invest up to 20% of its net assets outside the China region.  The Fund invests in companies with a broad range of market capitalizations, including smaller companies.  More than 25% of the Fund’s total assets may be denominated in a single currency.  At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward foreign currency exchange contracts.  The Fund may invest in private placements.

The investment sub- adviser invests primarily in common stocks of China region companies expected to grow in value over time, regardless of short-term market fluctuations.  In selecting securities for the Fund, the investment adviser considers companies that it believes have all or most of the following characteristics: sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities.  Stocks typically will be sold when they have achieved their perceived value or when a country’s stock market is expected to be depressed for an extended period.

Principal Risks

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities , including political, economic and market risks.

Risks of Investing in Asia.  Economies of countries in the Asian and China regions differ from the U.S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners.  Monsoons and natural disasters also can affect the value of investments.  China’s governmental actions and the actions of other governments located in the region can have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Geographic Risk.  Because the Fund may invest significantly in a particular geographic region or country the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that has less exposure to such region or country.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Derivatives Risk.   The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub- adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 30.52% for the quarter ended June 30, 2009, and the lowest quarterly return  was -24.40 % for the quarter ended September 30, 2011 .  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 11 .44%.

Average Annual Total Returns Eaton Vance Greater China Growth Fund	1 Year	5 Years	10 Years
Class A	(27.33%)	(0.06%)	9.43%
Class A After Taxes on Distributions	(28.21%)	(1.31%)	8.75%
Class A After Taxes on Distributions and Sales	(16.45%)	0.07%	8.51%
Class B	(26.94%)	0.30%	9.45%
Class C	(24.15%)	0.55%	9.42%
Class I	(22.69%)	1.29%	10.16%
MSCI Golden Dragon Index	(18.67%)	1.29%	8.25%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.   Investors cannot invest directly in an Index.  (Source for the MSCI Golden Dragon Index returns: Lipper Inc. and MSCI, respectively).  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions may be the same as Return Before Taxes for a period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Multi-Cap Growth Fund
Investment Objective
The Fund’s investment objective is to achieve capital growth. A secondary consideration is investment income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 13 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Multi-Cap Growth Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Multi-Cap Growth Fund	Class A	Class B	Class C	Class I
Management Fees	0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.44%	0.44%	0.44%	0.43%
Total Annual Fund Operating Expenses	1.32%	2.07%	2.07%	1.06%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Multi-Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	702	969	1,257	2,074
Class B	710	1,049	1,314	2,208
Class C	310	649	1,114	2,400
Class I	108	337	585	1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% (for the period from July 26, 2012 to August 31, 2012) and the Portfolio's portfolio turnover rate was 74% (for the period from September 1, 2011 to July 25, 2012, when the Fund was investing directly in Multi-Cap Growth Portfolio) of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. growth companies but may invest up to 25% of its net assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  The Fund may invest up to 10% of its assets in real estate investment trusts (“REITs”).  The Fund may also invest in other pooled investment vehicles and may lend its securities.  The Fund’s investment objective may not be changed without shareholder approval.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  The Fund expects to use derivatives principally when seeking to gain exposure to equity securities using futures contracts on securities indices or by writing put options or to generate income by writing covered call options or put options.   The Fund may also enter into a combination of option transactions on individual securities.   Permitted derivatives include:  the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements.  There is no stated limit on the Fund’s use of derivatives.  The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).

The Fund invests primarily in common stocks of companies that are expected, over the long term, to have earnings growth that is faster than the growth of the U.S. economy and the U.S. stock market as a whole.  Growth companies owned by the Fund may include both large and established market leaders, as well as smaller, less seasoned companies.  The Fund may invest in dividend-paying stocks to achieve the secondary consideration of investment income.  However, growth stocks typically do not pay dividends.  The Fund’s ability to pay dividends depends on the yields available on common stocks and Fund (and class) expenses.  If Fund (and class) expenses exceed income, Fund shareholders will not receive distributions.

The portfolio managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and that the portfolio managers believe will grow in value over time.  In making investment decisions, the portfolio managers may utilize the information provided by, and the expertise of, the investment adviser’s research staff.  Management of the Fund involves consideration of numerous factors (such as potential for price appreciation, risk/return, the mix of securities held by the Fund and, secondarily, long-term dividend prospects).  The sell process combines bottom-up and top-down considerations.  The portfolio managers will normally consider selling securities when they reach the adviser’s price target, other securities are identified to displace a current holding, or fundamentals deteriorate and the original investment case is no longer valid.  A top-down assessment of an industry or the economy can also influence sell decisions at times.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as growth stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives.  A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.   No performance is shown for Class I shares because they have not had a full calendar year of operations.   Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 26.87% for the quarter ended June 30, 2003, and the lowest quarterly return was –33.13% for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 16.07%.

Average Annual Total Returns Eaton Vance Multi-Cap Growth Fund	1 Year	5 Years	10 Years
Class A	(7.10%)	(1.14%)	3.07%
Class A After Taxes on Distributions	(7.10%)	(1.88%)	2.64%
Class A After Taxes on Distributions and Sales	(4.61%)	(1.14%)	2.57%
Class B	(7.04%)	(1.00%)	2.93%
Class C	(3.13%)	(0.67%)	2.92%
Russell 3000 Growth Index	2.18%	2.46%	2.74%
S&P 500 Index	2.11%	(0.25%)	2.92%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Richard Bernstein All Asset Strategy Fund
Investment Objective
The Fund’s investment objective is total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 21 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Richard Bernstein All Asset Strategy Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Richard Bernstein All Asset Strategy Fund		Class A	Class C	Class I
Management Fees		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.78%	0.78%	0.78%
Acquired Fund Fees and Expenses		0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses		2.01%	2.76%	1.76%
Expense Reimbursement	[1]	(0.55%)	(0.55%)	(0.55%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.46%	2.21%	1.21%
[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.45% for Class A shares, 2.20% for Class C shares and 1.20% for Class I shares. This expense reimbursement will continue through December 31, 2013. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Richard Bernstein All Asset Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	715	1,119	1,548	2,737
Class C	324	804	1,411	3,050
Class I	123	501	903	2,028

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period (from commencement of operations on September 30, 2011 through August 31, 2012), the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

In seeking its investment objective, the Fund has flexibility to allocate its assets in markets around the world and among various asset classes, including equity, fixed-income, commodity, currency and cash investments.

The Fund is managed in a macro-driven, top-down style that emphasizes and de-emphasizes various global market segments and asset classes at different times.  Exposures will vary among asset classes based on the sub-adviser’s assessment of a range of proprietary and non-proprietary quantitative indicators and the firm’s macro-economic analysis and judgment.  It is expected that the macro-economic analysis will evolve over time and may include consideration of the following:  historical risk and return characteristics; global market valuations; global yield curves; asset class, regional, and country correlations; profit cycle analyses and style and sector rotation; expected beta; estimate revisions and earnings surprises; investor sentiment and other factors. Individual equity security selection is based on quantitative screening and optimization to achieve desired market exposures while seeking to control security-specific and other observable market risks.  The portfolio is monitored on an ongoing basis and rebalanced as necessary to seek to ensure that desired market exposures and risk parameters are maintained.  Securities may be sold if they exhibit performance that might counteract the desired exposures or to implement a revised allocation based on a modified top-down view. Under normal circumstances, the Fund currently expects to invest 0-75% of its net assets in equity securities, 25-90% in fixed-income securities, 0-25% in commodities (primarily through the use of exchange-traded funds (“ETFs”) that invest in commodities or commodities-related investments) and/or currencies, and 0-25% in cash and cash equivalents.

The Fund may invest without limit in both developed and emerging markets. The Fund may invest in fixed-income securities of any credit quality. Such investments may include, but are not limited to, corporate bonds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations of other sovereign nations, municipal obligations, mortgage-backed securities and inflation-linked debt securities.  The Fund may invest in stocks of companies of any capitalization, real estate investment trusts, exchange-traded notes (“ETNs”), and ETFs and other pooled investment vehicles.  Investment in cash or cash equivalents may include U.S and foreign bank certificates of deposit, fixed time deposits, repurchase agreements, bankers’ acceptances and other short-term instruments with a remaining maturity of 397 days or less.  The Fund currently expects to gain exposures to certain types of investments principally through ETFs.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the fixed-income securities in its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities.  The Fund expects to use derivatives principally when seeking to gain exposure to equity or fixed-income securities using futures contracts on securities indices and/or when seeking to gain or reduce exposure to certain currencies by buying or selling forward foreign currency exchange contracts, but may also purchase or sell forwards or other types of futures contracts; options on futures contracts; exchange traded and over-the-counter options; equity collars, equity-linked securities and equity swap agreements; interest rate, total return, inflation and credit default swaps; forward rate agreements; and credit linked notes and other similarly structured products. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated) and forward commitments.  There is no limit on the Fund’s use of derivatives.

Principal Risks

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Foreign and Emerging Market Investment Risk.  Because the Fund can invest a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

ETF Risk.  Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value.  The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Smaller Company Equity Risk.  The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Credit Risk.   Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Interest Rate Risk.  As interest rates rise, the value of fixed income investments is likely to decline.  Conversely, when interest rates decline, the value of fixed income investments is likely to rise.  Securities with longer maturities are more sensitive to changes in interest rates than those with shorter maturities, making them more volatile.  A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates.  In a declining interest rate environment, prepayment of callable income investments may increase.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Derivatives Risk.   The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risks of Commodity-Related Investments.  The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments and/or shares of an ETF that invests in such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodity investments.  Certain types of commodity instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Risks Associated with Active and Quantitative Management.  The Fund is an actively managed portfolio and its success depends upon the ability of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.  The sub-adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, for which there can be no assurance that the desired results will be achieved.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance
Performance history will be available after the Fund has been in operation for one calendar year.
Eaton Vance Richard Bernstein Equity Strategy Fund
Investment Objective
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 21 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Richard Bernstein Equity Strategy Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Richard Bernstein Equity Strategy Fund	Class A	Class C	Class I
Management Fees	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.38%	2.13%	1.13%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Richard Bernstein Equity Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	707	987	1,287	2,137
Class C	316	667	1,144	2,462
Class I	115	359	622	1,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42 % of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities and derivative instruments that provide exposure to equity securities (the “80% Policy”). The Fund may invest up to 20% of its net assets in fixed-income securities, including securities of any rating or that are unrated and/or in currencies. The Fund may invest an unlimited amount of its assets in foreign securities located in developed or emerging market countries, including securities trading in the form of depositary receipts. The Fund may invest in stocks of companies of any capitalization, real estate investment trusts, exchange-traded notes (“ETNs”) and exchange-traded funds (“ETFs”, including commodity-related ETFs), and other pooled investment vehicles.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  The Fund expects to use derivatives principally when seeking to gain exposure to equity securities using futures contracts on securities indices and/or when seeking to gain or reduce exposure to certain currencies by buying or selling forward foreign currency exchange contracts .  However, the Fund may also purchase or sell forwards or other types of futures contracts; options on futures contracts; exchange traded and over-the-counter options; equity collars; equity-linked securities and equity swap agreements. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).  There is no stated limit on the Fund’s use of derivatives.

The Fund is managed in a macro-driven, top-down style that emphasizes and de-emphasizes various global equity market segments at different times.  Leading exposures will vary among growth and value, small, mid and large cap, U.S. and non-U.S., and developed and emerging markets based on the sub-adviser’s assessment of a range of proprietary and non-proprietary quantitative indicators and the firm’s macro-economic analysis and judgment.  It is expected that the macro-economic factors and indicators will evolve over time and may include the following:  global equity market valuations; global yield curves; asset class, regional, and country correlations; profit cycle analyses and style and sector rotation; expected beta; estimate revisions and earnings surprises; investor sentiment and other factors. Individual stock selection will be based on quantitative screening and optimization to achieve desired market exposures while controlling stock-specific and other observable market risks.  The portfolio is monitored on an ongoing basis and rebalanced as necessary to seek to ensure that desired market exposures and risk controls are maintained.  Stocks may be sold if they exhibit performance that might counteract the desired exposures or to implement a revised allocation based on a modified top-down view.

The Fund will exercise a flexible strategy and is not limited by investment style or by an issuer’s location, size, market capitalization or industry sector.  The strategy may have none, some or all of its assets invested in a particular market segment at a given time, and across market segments in relative proportions that change over time.  At any time , up to 100% of the Fund’s assets may be invested in either U.S. or foreign securities, including issuers located in emerging market countries.

Principal Risks

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Fixed Income Securit ies Risk.  If the Fund invests in fixed-income securities, the Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market.  Investments rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Risks of Commodity-Related Investments.  The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments  and/or shares of an ETF that invests in such investments . In addition, adverse market conditions may impair the liquidity of actively traded commodity investments.  Certain types of commodity instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

ETF Risk.  Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value.  The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Risks Associated with Active and Quantitative Management.  The Fund is an actively managed portfolio and its success depends upon the ability of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.  The sub-adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, for which there can be no assurance that the desired results will be achieved.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person .  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy .

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns over time compare with those of a broad-based securities market index.  The return in the bar chart is for Class A shares and does not reflect a sales charge.  If the sales charge was reflected, the return would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2010 through December 31, 2011, the highest quarterly total return for Class A was 6.57% for the quarter ended March 31, 2011, and the lowest quarterly return was -14.75% for the quarter ended September 30, 2011.  The year-to-date return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012) was 12.21%.

Average Annual Total Returns Eaton Vance Richard Bernstein Equity Strategy Fund	1 Year	Life of Fund
Class A	(11.79%)	(4.99%)
Class A After Taxes on Distributions	(11.86%)	(5.06%)
Class A After Taxes on Distributions and Sales	(7.56%)	(4.24%)
Class C	(7.99%)	(1.07%)
Class I	(6.16%)	(0.05%)
MSCI All Country World Index	(7.35%)	(1.35%)

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class A, Class C and Class I shares commenced operations on October 12, 2010.  Investors cannot invest directly in an Index.  (Source for MSCI All Country World Index: MSCI)  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Worldwide Health Sciences Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 15 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Worldwide Health Sciences Fund	Class A	Class B	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses Eaton Vance Worldwide Health Sciences Fund		Class A	Class B	Class C	Class I	Class R
Management Fees	[1]	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%
Other Expenses		0.26%	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.41%	2.16%	2.16%	1.16%	1.66%
[1]	A performance fee adjustment decreased the effective rate of the basic investment advisory fee of 0.48% by 0. 08 % for the most recent fiscal year ended August 31, 2012. Management Fees reflect a fee reduction agreement to the Management Agreement and an Amended and Restated Administrative Services Agreement, both effective May 1, 2012, and restated to reflect the fees payable if the revised fees were in effect for the entire fiscal year. See page 9 of this Prospectus for more information about the calculation of the performance fee adjustment.

* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Worldwide Health Sciences Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	710	996	1,302	2,169
Class B	719	1,076	1,359	2,303
Class C	319	676	1,159	2,493
Class I	118	368	638	1,409
Class R	169	523	902	1,965

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63 % of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in securities (primarily common stocks) of companies principally engaged in the discovery, development, production or distribution of products (or services) related to scientific advances in health care, including biotechnology, pharmaceuticals, diagnostics, managed health care and medical equipment and supplies (“health sciences companies”) (the “80% Policy”).  A company will be considered to be a health sciences company if, at the time of investment, 50% or more of the company’s sales, earnings or assets will arise from or will be dedicated to the application of scientific advances related to health care.  The Fund invests in U.S. and foreign securities and will normally be invested in issuers located in at least three different countries.  The Fund may invest in securities of both larger established and smaller emerging companies located in developed or emerging markets, some of which may be denominated in foreign currencies.  The Fund concentrates (that is, invests at least 25% of its assets) its investments in medical research and the health care industry.  The Fund may invest up to 5% of its total assets in royalty bonds.  The Fund may also invest in other pooled investment vehicles.

The portfolio managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and that the adviser believes will grow in value over time regardless of short-term market fluctuations.  In making investment decisions, the portfolio managers utilize the information provided by, and the expertise of, the investment adviser’s research staff.  The stock selection process will be based on numerous factors, including the potential to increase market share (for larger companies), and the potential of research and development projects (for smaller companies).  The portfolio managers consider selling a holding whenever it adds a holding to the Fund.  The stock selection process is highly subjective.

The Fund currently invests its assets in Worldwide Health Sciences Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Sector Concentration Risk.  The Fund concentrates its investments in the health sciences industry, so the Fund will likely be affected by events that adversely affect that industry.  The Fund has historically held fewer than 60 stocks at any one time; therefore, the Fund is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.  These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights.  The value of Fund shares can also be impacted by regulatory activities that affect health sciences companies.  For instance, increased regulation can increase the cost of bringing new products to market and thereby reduce profits.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political, economic and market risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011,  the highest quarterly total return for Class A was 18.93% for the quarter ended June 30, 2003, and the lowest quarterly return was – 15.67 % for the quarter ended June 30, 2002 .  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 19.37%.

Average Annual Total Returns Eaton Vance Worldwide Health Sciences Fund	1 Year	5 Years	10 Years
Class A	(1.27%)	3.56%	2.84%
Class A After Taxes on Distributions	(2.65%)	2.11%	2.10%
Class A After Taxes on Distributions and Sales	0.99%	2.85%	2.35%
Class B	(0.74%)	3.75%	2.68%
Class C	2.93%	3.98%	2.66%
Class I	5.06%	4.89%	3.50%
Class R	4.47%	4.53%	3.26%
S&P 500 Index	2.11%	(0.25%)	2.92%
MSCI World Health Care Index	9.46%	1.69%	3.12%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.   The Class I and R performance shown above for the periods prior to October 1, 2009 and September 8, 2003 (commencement of operations for such class, respectively) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.   Investors cannot invest directly in an Index.  (Source for MSCI World Health Care Index:  MSCI ).  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder .

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Expense Example, No Redemption (USD $)	0 Months Ended
Dec. 20, 2012
Eaton Vance Asian Small Companies Fund | Class A
[ExpenseExampleNoRedemptionAbstract]
1 Year	$ 771
3 Years	1,259
5 Years	1,772
10 Years	3,173
Eaton Vance Asian Small Companies Fund | Class B
[ExpenseExampleNoRedemptionAbstract]
1 Year	278
3 Years	934
5 Years	1,615
10 Years	3,268
Eaton Vance Greater China Growth Fund | Class A
[ExpenseExampleNoRedemptionAbstract]
1 Year	766
3 Years	1,186
5 Years	1,630
10 Years	2,859
Eaton Vance Greater China Growth Fund | Class B
[ExpenseExampleNoRedemptionAbstract]
1 Year	273
3 Years	859
5 Years	1,470
10 Years	2,954
Eaton Vance Greater China Growth Fund | Class C
[ExpenseExampleNoRedemptionAbstract]
1 Year	273
3 Years	859
5 Years	1,470
10 Years	3,121
Eaton Vance Greater China Growth Fund | Class I
[ExpenseExampleNoRedemptionAbstract]
1 Year	172
3 Years	554
5 Years	960
10 Years	2,097
Eaton Vance Multi-Cap Growth Fund | Class A
[ExpenseExampleNoRedemptionAbstract]
1 Year	702
3 Years	969
5 Years	1,257
10 Years	2,074
Eaton Vance Multi-Cap Growth Fund | Class B
[ExpenseExampleNoRedemptionAbstract]
1 Year	210
3 Years	649
5 Years	1,114
10 Years	2,208
Eaton Vance Multi-Cap Growth Fund | Class C
[ExpenseExampleNoRedemptionAbstract]
1 Year	210
3 Years	649
5 Years	1,114
10 Years	2,400
Eaton Vance Multi-Cap Growth Fund | Class I
[ExpenseExampleNoRedemptionAbstract]
1 Year	108
3 Years	337
5 Years	585
10 Years	1,294
Eaton Vance Richard Bernstein All Asset Strategy Fund | Class A
[ExpenseExampleNoRedemptionAbstract]
1 Year	715
3 Years	1,119
5 Years	1,548
10 Years	2,737
Eaton Vance Richard Bernstein All Asset Strategy Fund | Class C
[ExpenseExampleNoRedemptionAbstract]
1 Year	224
3 Years	804
5 Years	1,411
10 Years	3,050
Eaton Vance Richard Bernstein All Asset Strategy Fund | Class I
[ExpenseExampleNoRedemptionAbstract]
1 Year	123
3 Years	501
5 Years	903
10 Years	2,028
Eaton Vance Richard Bernstein Equity Strategy Fund | Class A
[ExpenseExampleNoRedemptionAbstract]
1 Year	707
3 Years	987
5 Years	1,287
10 Years	2,137
Eaton Vance Richard Bernstein Equity Strategy Fund | Class C
[ExpenseExampleNoRedemptionAbstract]
1 Year	216
3 Years	667
5 Years	1,144
10 Years	2,462
Eaton Vance Richard Bernstein Equity Strategy Fund | Class I
[ExpenseExampleNoRedemptionAbstract]
1 Year	115
3 Years	359
5 Years	622
10 Years	1,375
Eaton Vance Worldwide Health Sciences Fund | Class A
[ExpenseExampleNoRedemptionAbstract]
1 Year	710
3 Years	996
5 Years	1,302
10 Years	2,169
Eaton Vance Worldwide Health Sciences Fund | Class B
[ExpenseExampleNoRedemptionAbstract]
1 Year	219
3 Years	676
5 Years	1,159
10 Years	2,303
Eaton Vance Worldwide Health Sciences Fund | Class C
[ExpenseExampleNoRedemptionAbstract]
1 Year	219
3 Years	676
5 Years	1,159
10 Years	2,493
Eaton Vance Worldwide Health Sciences Fund | Class I
[ExpenseExampleNoRedemptionAbstract]
1 Year	118
3 Years	368
5 Years	638
10 Years	1,409
Eaton Vance Worldwide Health Sciences Fund | Class R
[ExpenseExampleNoRedemptionAbstract]
1 Year	169
3 Years	523
5 Years	902
10 Years	$ 1,965

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	Eaton Vance Growth Trust
Central Index Key	dei_EntityCentralIndexKey	0000102816
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 1, 2013
Prospectus Date	rr_ProspectusDate	Jan 1, 2013
Eaton Vance Asian Small Companies Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of Asian small companies (the “80% Policy”).  At the time of investment, Asian small companies are companies that (a) have a market capitalization that does not exceed the maximum market capitalization of companies included in the MSCI All Country ex Japan Small Cap Index (full market capitalization) (the “market cap maximum”) on the last business day of the previous quarter and (b) are located in or have securities which are principally traded in an Asian region country.  As of September 30, 2012 , the maximum market capitalization of companies included in the Index (full market capitalization) was approximately $ 4.4 billion.  The Fund may invest 25% or more of its total assets in securities of issuers located in any one country, and may retain securities of a company with a market capitalization that grows after initial investment over the market cap maximum.  The Fund normally invests in the securities markets of countries in the Asian region, including Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand.  While there is no minimum or maximum limitation on assets that may be invested in a single country, it is anticipated that investments in Hong Kong, India, South Korea or Singapore may exceed 25% of total assets.  More than 25% of the Fund’s total assets may be denominated in a single currency.  The Fund has historically held fewer than 75 stocks; therefore, in that situation, the Fund’s value may be more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.  At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward foreign currency exchange contracts and options.  The Fund may invest in private placements.

In selecting securities for the Fund, the investment sub- adviser considers companies that it believes have all or most of the following characteristics: sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities.  Stocks will be sold when they have achieved their perceived value or when a country’s stock market is expected to be depressed for an extended period.

The Fund currently invests its assets in Asian Small Companies Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of Asian small companies (the “80% Policy”).  At the time of investment, Asian small companies are companies that (a) have a market capitalization that does not exceed the maximum market capitalization of companies included in the MSCI All Country ex Japan Small Cap Index (full market capitalization) (the “market cap maximum”) on the last business day of the previous quarter and (b) are located in or have securities which are principally traded in an Asian region country.  As of September 30, 2012 , the maximum market capitalization of companies included in the Index (full market capitalization) was approximately $ 4.4 billion.  The Fund may invest 25% or more of its total assets in securities of issuers located in any one country, and may retain securities of a company with a market capitalization that grows after initial investment over the market cap maximum.  The Fund normally invests in the securities markets of countries in the Asian region, including Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand.  While there is no minimum or maximum limitation on assets that may be invested in a single country, it is anticipated that investments in Hong Kong, India, South Korea or Singapore may exceed 25% of total assets.  More than 25% of the Fund’s total assets may be denominated in a single currency.  The Fund has historically held fewer than 75 stocks; therefore, in that situation, the Fund’s value may be more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.  At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward foreign currency exchange contracts and options.  The Fund may invest in private placements.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Risks of Investing in Asia.  Economies of countries in the Asian and China regions differ from the U.S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners.  Monsoons and natural disasters also can affect the value of investments.  China’s governmental actions and the actions of other governments located in the region can have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Geographic Risk.  Because the Fund may invest significantly in a particular geographic region or country the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that has less exposure to such region or country .

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub- adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 41.96% for the quarter ended June 30, 2009, and the lowest quarterly return  was –38.40% for the quarter ended September 30, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 19.31%.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.96%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.40%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class B shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B.  Investors cannot invest directly in an Index.  (Source for the MSCI All Country Asia ex Japan Small Cap Index returns:  MSCI Barra).  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for Class B shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Asian Small Companies Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVASX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	771
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,772
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,173
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	771
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,259
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,772
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,173
Annual Return 2002	rr_AnnualReturn2002	0.15%
Annual Return 2003	rr_AnnualReturn2003	85.28%
Annual Return 2004	rr_AnnualReturn2004	0.17%
Annual Return 2005	rr_AnnualReturn2005	36.39%
Annual Return 2006	rr_AnnualReturn2006	47.30%
Annual Return 2007	rr_AnnualReturn2007	16.41%
Annual Return 2008	rr_AnnualReturn2008	(65.94%)
Annual Return 2009	rr_AnnualReturn2009	80.73%
Annual Return 2010	rr_AnnualReturn2010	15.56%
Annual Return 2011	rr_AnnualReturn2011	(24.61%)
1 Year	rr_AverageAnnualReturnYear01	(28.93%)
5 Years	rr_AverageAnnualReturnYear05	(10.05%)
10 Years	rr_AverageAnnualReturnYear10	8.19%
Eaton Vance Asian Small Companies Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBASX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.15%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	778
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,815
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,268
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	278
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	934
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,615
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,268
1 Year	rr_AverageAnnualReturnYear01	(28.81%)
5 Years	rr_AverageAnnualReturnYear05	(9.77%)
10 Years	rr_AverageAnnualReturnYear10	8.22%
Eaton Vance Asian Small Companies Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(29.55%)
5 Years	rr_AverageAnnualReturnYear05	(11.15%)
10 Years	rr_AverageAnnualReturnYear10	6.99%
Eaton Vance Asian Small Companies Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.46%)
5 Years	rr_AverageAnnualReturnYear05	(8.12%)
10 Years	rr_AverageAnnualReturnYear10	7.09%
Eaton Vance Asian Small Companies Fund | MSCI All Country Asia ex Japan Small Cap Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects net dividends, which reflect the deduction of withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	(26.89%)
5 Years	rr_AverageAnnualReturnYear05	2.38%
10 Years	rr_AverageAnnualReturnYear10	12.07%
Eaton Vance Greater China Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% (for the period from August 1, 2012 through August 31, 2012) and the Portfolio's portfolio turnover rate was 43% (for the period September 1, 2012 through July 31, 2012 when the Fund was investing directly in the Portfolio) of the average value of its portfolio.

Portfolio Turnover Rate, September 1, 2011 to July 31, 2012	EVGT_PortfolioTurnoverRateGreaterChinaInitial	0.43
Portfolio Turnover Rate, August 1, 2012 to August 31, 2012	EVGT_PortfolioTurnoverRateGreaterChinaSubsequent	0.04
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in the China region (the “80% Policy”).  The Fund invests primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People’s Republic of China. Under normal circumstances, the Fund primarily invests in companies in the China region, which includes Hong Kong, China, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines.  A company will be considered to be located in the China region if it is domiciled in the China region or has at least 50% of its assets in, or derives 50% or more of its revenues or profits from, the China region.  The Fund may invest 25% or more of its total assets in securities in any one country in the China region. The Fund may invest up to 20% of its net assets outside the China region.  The Fund invests in companies with a broad range of market capitalizations, including smaller companies.  More than 25% of the Fund’s total assets may be denominated in a single currency.  At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward foreign currency exchange contracts.  The Fund may invest in private placements.

The investment sub- adviser invests primarily in common stocks of China region companies expected to grow in value over time, regardless of short-term market fluctuations.  In selecting securities for the Fund, the investment adviser considers companies that it believes have all or most of the following characteristics: sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities.  Stocks typically will be sold when they have achieved their perceived value or when a country’s stock market is expected to be depressed for an extended period.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in the China region (the “80% Policy”).  The Fund invests primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People’s Republic of China. Under normal circumstances, the Fund primarily invests in companies in the China region, which includes Hong Kong, China, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines.  A company will be considered to be located in the China region if it is domiciled in the China region or has at least 50% of its assets in, or derives 50% or more of its revenues or profits from, the China region.  The Fund may invest 25% or more of its total assets in securities in any one country in the China region. The Fund may invest up to 20% of its net assets outside the China region.  The Fund invests in companies with a broad range of market capitalizations, including smaller companies.  More than 25% of the Fund’s total assets may be denominated in a single currency.  At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward foreign currency exchange contracts.  The Fund may invest in private placements.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities , including political, economic and market risks.

Risks of Investing in Asia.  Economies of countries in the Asian and China regions differ from the U.S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners.  Monsoons and natural disasters also can affect the value of investments.  China’s governmental actions and the actions of other governments located in the region can have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Geographic Risk.  Because the Fund may invest significantly in a particular geographic region or country the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that has less exposure to such region or country.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Derivatives Risk.   The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub- adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 30.52% for the quarter ended June 30, 2009, and the lowest quarterly return  was -24.40 % for the quarter ended September 30, 2011 .  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 11 .44%.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.52%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.40%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.   Investors cannot invest directly in an Index.  (Source for the MSCI Golden Dragon Index returns: Lipper Inc. and MSCI, respectively).  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions may be the same as Return Before Taxes for a period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Greater China Growth Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVCGX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	766
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,630
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,859
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	766
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,186
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,630
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,859
Annual Return 2002	rr_AnnualReturn2002	(16.31%)
Annual Return 2003	rr_AnnualReturn2003	53.88%
Annual Return 2004	rr_AnnualReturn2004	15.35%
Annual Return 2005	rr_AnnualReturn2005	12.67%
Annual Return 2006	rr_AnnualReturn2006	47.58%
Annual Return 2007	rr_AnnualReturn2007	61.18%
Annual Return 2008	rr_AnnualReturn2008	(51.05%)
Annual Return 2009	rr_AnnualReturn2009	60.48%
Annual Return 2010	rr_AnnualReturn2010	8.36%
Annual Return 2011	rr_AnnualReturn2011	(22.89%)
1 Year	rr_AverageAnnualReturnYear01	(27.33%)
5 Years	rr_AverageAnnualReturnYear05	(0.06%)
10 Years	rr_AverageAnnualReturnYear10	9.43%
Eaton Vance Greater China Growth Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMCGX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.80%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	773
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,954
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	273
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	859
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,470
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,954
1 Year	rr_AverageAnnualReturnYear01	(26.94%)
5 Years	rr_AverageAnnualReturnYear05	0.30%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Eaton Vance Greater China Growth Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECCGX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.80%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	373
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	859
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,470
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,121
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	273
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	859
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,470
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,121
1 Year	rr_AverageAnnualReturnYear01	(24.15%)
5 Years	rr_AverageAnnualReturnYear05	0.55%
10 Years	rr_AverageAnnualReturnYear10	9.42%
Eaton Vance Greater China Growth Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EICGX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	960
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,097
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	960
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,097
1 Year	rr_AverageAnnualReturnYear01	(22.69%)
5 Years	rr_AverageAnnualReturnYear05	1.29%
10 Years	rr_AverageAnnualReturnYear10	10.16%
Eaton Vance Greater China Growth Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(28.21%)
5 Years	rr_AverageAnnualReturnYear05	(1.31%)
10 Years	rr_AverageAnnualReturnYear10	8.75%
Eaton Vance Greater China Growth Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.45%)
5 Years	rr_AverageAnnualReturnYear05	0.07%
10 Years	rr_AverageAnnualReturnYear10	8.51%
Eaton Vance Greater China Growth Fund | MSCI Golden Dragon Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects net dividends, which reflect the deduction of withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.67%)
5 Years	rr_AverageAnnualReturnYear05	1.29%
10 Years	rr_AverageAnnualReturnYear10	8.25%
Eaton Vance Multi-Cap Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to achieve capital growth. A secondary consideration is investment income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 13 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% (for the period from July 26, 2012 to August 31, 2012) and the Portfolio's portfolio turnover rate was 74% (for the period from September 1, 2011 to July 25, 2012, when the Fund was investing directly in Multi-Cap Growth Portfolio) of the average value of its portfolio.

Portfolio Turnover Rate, September 1, 2011 to July 25, 2012	EVGT_PortfolioTurnoverRateMultiCapInitial	0.74
Portfolio Turnover Rate, July 26, 2012 to August 31, 2012	EVGT_PortfolioTurnoverRateMultiCapSubsequent	0.11
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 13 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of U.S. growth companies but may invest up to 25% of its net assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  The Fund may invest up to 10% of its assets in real estate investment trusts (“REITs”).  The Fund may also invest in other pooled investment vehicles and may lend its securities.  The Fund’s investment objective may not be changed without shareholder approval.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  The Fund expects to use derivatives principally when seeking to gain exposure to equity securities using futures contracts on securities indices or by writing put options or to generate income by writing covered call options or put options.   The Fund may also enter into a combination of option transactions on individual securities.   Permitted derivatives include:  the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements.  There is no stated limit on the Fund’s use of derivatives.  The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).

The Fund invests primarily in common stocks of companies that are expected, over the long term, to have earnings growth that is faster than the growth of the U.S. economy and the U.S. stock market as a whole.  Growth companies owned by the Fund may include both large and established market leaders, as well as smaller, less seasoned companies.  The Fund may invest in dividend-paying stocks to achieve the secondary consideration of investment income.  However, growth stocks typically do not pay dividends.  The Fund’s ability to pay dividends depends on the yields available on common stocks and Fund (and class) expenses.  If Fund (and class) expenses exceed income, Fund shareholders will not receive distributions.

The portfolio managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and that the portfolio managers believe will grow in value over time.  In making investment decisions, the portfolio managers may utilize the information provided by, and the expertise of, the investment adviser’s research staff.  Management of the Fund involves consideration of numerous factors (such as potential for price appreciation, risk/return, the mix of securities held by the Fund and, secondarily, long-term dividend prospects).  The sell process combines bottom-up and top-down considerations.  The portfolio managers will normally consider selling securities when they reach the adviser’s price target, other securities are identified to displace a current holding, or fundamentals deteriorate and the original investment case is no longer valid.  A top-down assessment of an industry or the economy can also influence sell decisions at times.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund invests primarily in common stocks of U.S. growth companies but may invest up to 25% of its net assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  The Fund may invest up to 10% of its assets in real estate investment trusts (“REITs”).  The Fund may also invest in other pooled investment vehicles and may lend its securities.  The Fund’s investment objective may not be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as growth stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives.  A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.   No performance is shown for Class I shares because they have not had a full calendar year of operations.   Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 26.87% for the quarter ended June 30, 2003, and the lowest quarterly return was –33.13% for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 16.07%.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.87%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.13%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class B shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Multi-Cap Growth Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVGFX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	702
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	969
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,257
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,074
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	702
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	969
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,257
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,074
Annual Return 2002	rr_AnnualReturn2002	(26.71%)
Annual Return 2003	rr_AnnualReturn2003	36.65%
Annual Return 2004	rr_AnnualReturn2004	16.12%
Annual Return 2005	rr_AnnualReturn2005	1.87%
Annual Return 2006	rr_AnnualReturn2006	20.90%
Annual Return 2007	rr_AnnualReturn2007	31.41%
Annual Return 2008	rr_AnnualReturn2008	(52.84%)
Annual Return 2009	rr_AnnualReturn2009	49.13%
Annual Return 2010	rr_AnnualReturn2010	10.00%
Annual Return 2011	rr_AnnualReturn2011	(1.43%)
1 Year	rr_AverageAnnualReturnYear01	(7.10%)
5 Years	rr_AverageAnnualReturnYear05	(1.14%)
10 Years	rr_AverageAnnualReturnYear10	3.07%
Eaton Vance Multi-Cap Growth Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMGFX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,049
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,314
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,208
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	649
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,208
1 Year	rr_AverageAnnualReturnYear01	(7.04%)
5 Years	rr_AverageAnnualReturnYear05	(1.00%)
10 Years	rr_AverageAnnualReturnYear10	2.93%
Eaton Vance Multi-Cap Growth Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECGFX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	310
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	649
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,400
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	649
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,400
1 Year	rr_AverageAnnualReturnYear01	(3.13%)
5 Years	rr_AverageAnnualReturnYear05	(0.67%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Eaton Vance Multi-Cap Growth Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIGFX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	108
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	337
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	585
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,294
Eaton Vance Multi-Cap Growth Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.10%)
5 Years	rr_AverageAnnualReturnYear05	(1.88%)
10 Years	rr_AverageAnnualReturnYear10	2.64%
Eaton Vance Multi-Cap Growth Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.61%)
5 Years	rr_AverageAnnualReturnYear05	(1.14%)
10 Years	rr_AverageAnnualReturnYear10	2.57%
Eaton Vance Multi-Cap Growth Fund | Russell 3000 Growth Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	2.74%
Eaton Vance Multi-Cap Growth Fund | S&P 500 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Eaton Vance Richard Bernstein All Asset Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 21 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period (from commencement of operations on September 30, 2011 through August 31, 2012), the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking its investment objective, the Fund has flexibility to allocate its assets in markets around the world and among various asset classes, including equity, fixed-income, commodity, currency and cash investments.

The Fund is managed in a macro-driven, top-down style that emphasizes and de-emphasizes various global market segments and asset classes at different times.  Exposures will vary among asset classes based on the sub-adviser’s assessment of a range of proprietary and non-proprietary quantitative indicators and the firm’s macro-economic analysis and judgment.  It is expected that the macro-economic analysis will evolve over time and may include consideration of the following:  historical risk and return characteristics; global market valuations; global yield curves; asset class, regional, and country correlations; profit cycle analyses and style and sector rotation; expected beta; estimate revisions and earnings surprises; investor sentiment and other factors. Individual equity security selection is based on quantitative screening and optimization to achieve desired market exposures while seeking to control security-specific and other observable market risks.  The portfolio is monitored on an ongoing basis and rebalanced as necessary to seek to ensure that desired market exposures and risk parameters are maintained.  Securities may be sold if they exhibit performance that might counteract the desired exposures or to implement a revised allocation based on a modified top-down view. Under normal circumstances, the Fund currently expects to invest 0-75% of its net assets in equity securities, 25-90% in fixed-income securities, 0-25% in commodities (primarily through the use of exchange-traded funds (“ETFs”) that invest in commodities or commodities-related investments) and/or currencies, and 0-25% in cash and cash equivalents.

The Fund may invest without limit in both developed and emerging markets. The Fund may invest in fixed-income securities of any credit quality. Such investments may include, but are not limited to, corporate bonds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations of other sovereign nations, municipal obligations, mortgage-backed securities and inflation-linked debt securities.  The Fund may invest in stocks of companies of any capitalization, real estate investment trusts, exchange-traded notes (“ETNs”), and ETFs and other pooled investment vehicles.  Investment in cash or cash equivalents may include U.S and foreign bank certificates of deposit, fixed time deposits, repurchase agreements, bankers’ acceptances and other short-term instruments with a remaining maturity of 397 days or less.  The Fund currently expects to gain exposures to certain types of investments principally through ETFs.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the fixed-income securities in its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities.  The Fund expects to use derivatives principally when seeking to gain exposure to equity or fixed-income securities using futures contracts on securities indices and/or when seeking to gain or reduce exposure to certain currencies by buying or selling forward foreign currency exchange contracts, but may also purchase or sell forwards or other types of futures contracts; options on futures contracts; exchange traded and over-the-counter options; equity collars, equity-linked securities and equity swap agreements; interest rate, total return, inflation and credit default swaps; forward rate agreements; and credit linked notes and other similarly structured products. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated) and forward commitments.  There is no limit on the Fund’s use of derivatives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

In seeking its investment objective, the Fund has flexibility to allocate its assets in markets around the world and among various asset classes, including equity, fixed-income, commodity, currency and cash investments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Foreign and Emerging Market Investment Risk.  Because the Fund can invest a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

ETF Risk.  Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value.  The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Smaller Company Equity Risk.  The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Credit Risk.   Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Interest Rate Risk.  As interest rates rise, the value of fixed income investments is likely to decline.  Conversely, when interest rates decline, the value of fixed income investments is likely to rise.  Securities with longer maturities are more sensitive to changes in interest rates than those with shorter maturities, making them more volatile.  A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates.  In a declining interest rate environment, prepayment of callable income investments may increase.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Derivatives Risk.   The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risks of Commodity-Related Investments.  The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments and/or shares of an ETF that invests in such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodity investments.  Certain types of commodity instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Risks Associated with Active and Quantitative Management.  The Fund is an actively managed portfolio and its success depends upon the ability of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.  The sub-adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, for which there can be no assurance that the desired results will be achieved.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available after the Fund has been in operation for one calendar year.
Eaton Vance Richard Bernstein All Asset Strategy Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EARAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	715
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,119
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,548
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,737
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	715
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,119
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,548
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,737
Eaton Vance Richard Bernstein All Asset Strategy Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECRAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	324
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	804
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,050
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	804
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,411
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,050
Eaton Vance Richard Bernstein All Asset Strategy Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIRAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	501
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	903
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,028
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	501
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	903
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,028
Eaton Vance Richard Bernstein Equity Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 21 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 21 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities and derivative instruments that provide exposure to equity securities (the “80% Policy”). The Fund may invest up to 20% of its net assets in fixed-income securities, including securities of any rating or that are unrated and/or in currencies. The Fund may invest an unlimited amount of its assets in foreign securities located in developed or emerging market countries, including securities trading in the form of depositary receipts. The Fund may invest in stocks of companies of any capitalization, real estate investment trusts, exchange-traded notes (“ETNs”) and exchange-traded funds (“ETFs”, including commodity-related ETFs), and other pooled investment vehicles.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  The Fund expects to use derivatives principally when seeking to gain exposure to equity securities using futures contracts on securities indices and/or when seeking to gain or reduce exposure to certain currencies by buying or selling forward foreign currency exchange contracts .  However, the Fund may also purchase or sell forwards or other types of futures contracts; options on futures contracts; exchange traded and over-the-counter options; equity collars; equity-linked securities and equity swap agreements. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).  There is no stated limit on the Fund’s use of derivatives.

The Fund is managed in a macro-driven, top-down style that emphasizes and de-emphasizes various global equity market segments at different times.  Leading exposures will vary among growth and value, small, mid and large cap, U.S. and non-U.S., and developed and emerging markets based on the sub-adviser’s assessment of a range of proprietary and non-proprietary quantitative indicators and the firm’s macro-economic analysis and judgment.  It is expected that the macro-economic factors and indicators will evolve over time and may include the following:  global equity market valuations; global yield curves; asset class, regional, and country correlations; profit cycle analyses and style and sector rotation; expected beta; estimate revisions and earnings surprises; investor sentiment and other factors. Individual stock selection will be based on quantitative screening and optimization to achieve desired market exposures while controlling stock-specific and other observable market risks.  The portfolio is monitored on an ongoing basis and rebalanced as necessary to seek to ensure that desired market exposures and risk controls are maintained.  Stocks may be sold if they exhibit performance that might counteract the desired exposures or to implement a revised allocation based on a modified top-down view.

The Fund will exercise a flexible strategy and is not limited by investment style or by an issuer’s location, size, market capitalization or industry sector.  The strategy may have none, some or all of its assets invested in a particular market segment at a given time, and across market segments in relative proportions that change over time.  At any time , up to 100% of the Fund’s assets may be invested in either U.S. or foreign securities, including issuers located in emerging market countries.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities and derivative instruments that provide exposure to equity securities (the “80% Policy”). The Fund may invest up to 20% of its net assets in fixed-income securities, including securities of any rating or that are unrated and/or in currencies. The Fund may invest an unlimited amount of its assets in foreign securities located in developed or emerging market countries, including securities trading in the form of depositary receipts. The Fund may invest in stocks of companies of any capitalization, real estate investment trusts, exchange-traded notes (“ETNs”) and exchange-traded funds (“ETFs”, including commodity-related ETFs), and other pooled investment vehicles.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Fixed Income Securit ies Risk.  If the Fund invests in fixed-income securities, the Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market.  Investments rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Risks of Commodity-Related Investments.  The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments  and/or shares of an ETF that invests in such investments . In addition, adverse market conditions may impair the liquidity of actively traded commodity investments.  Certain types of commodity instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

ETF Risk.  Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value.  The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Risks Associated with Active and Quantitative Management.  The Fund is an actively managed portfolio and its success depends upon the ability of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.  The sub-adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, for which there can be no assurance that the desired results will be achieved.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person .  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy .

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns over time compare with those of a broad-based securities market index.  The return in the bar chart is for Class A shares and does not reflect a sales charge.  If the sales charge was reflected, the return would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The return in the bar chart is for Class A shares and does not reflect a sales charge. If the sales charge was reflected, the return would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period from December 31, 2010 through December 31, 2011, the highest quarterly total return for Class A was 6.57% for the quarter ended March 31, 2011, and the lowest quarterly return was -14.75% for the quarter ended September 30, 2011.  The year-to-date return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012) was 12.21%.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the period from December 31, 2010 through December 31, 2011 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.57%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.75%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class A, Class C and Class I shares commenced operations on October 12, 2010.  Investors cannot invest directly in an Index.  (Source for MSCI All Country World Index: MSCI)  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Richard Bernstein Equity Strategy Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERBAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	707
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	987
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,287
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	707
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	987
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,287
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,137
Annual Return 2011	rr_AnnualReturn2011	(6.40%)
1 Year	rr_AverageAnnualReturnYear01	(11.79%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.99%)
Eaton Vance Richard Bernstein Equity Strategy Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERBCX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	316
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	667
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,462
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	667
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,462
1 Year	rr_AverageAnnualReturnYear01	(7.99%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.07%)
Eaton Vance Richard Bernstein Equity Strategy Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERBIX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	115
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	359
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	622
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,375
1 Year	rr_AverageAnnualReturnYear01	(6.16%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.05%)
Eaton Vance Richard Bernstein Equity Strategy Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.86%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(5.06%)
Eaton Vance Richard Bernstein Equity Strategy Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.56%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.24%)
Eaton Vance Richard Bernstein Equity Strategy Fund | MSCI All Country World Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.35%)
Eaton Vance Worldwide Health Sciences Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 15 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 15 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in securities (primarily common stocks) of companies principally engaged in the discovery, development, production or distribution of products (or services) related to scientific advances in health care, including biotechnology, pharmaceuticals, diagnostics, managed health care and medical equipment and supplies (“health sciences companies”) (the “80% Policy”).  A company will be considered to be a health sciences company if, at the time of investment, 50% or more of the company’s sales, earnings or assets will arise from or will be dedicated to the application of scientific advances related to health care.  The Fund invests in U.S. and foreign securities and will normally be invested in issuers located in at least three different countries.  The Fund may invest in securities of both larger established and smaller emerging companies located in developed or emerging markets, some of which may be denominated in foreign currencies.  The Fund concentrates (that is, invests at least 25% of its assets) its investments in medical research and the health care industry.  The Fund may invest up to 5% of its total assets in royalty bonds.  The Fund may also invest in other pooled investment vehicles.

The portfolio managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and that the adviser believes will grow in value over time regardless of short-term market fluctuations.  In making investment decisions, the portfolio managers utilize the information provided by, and the expertise of, the investment adviser’s research staff.  The stock selection process will be based on numerous factors, including the potential to increase market share (for larger companies), and the potential of research and development projects (for smaller companies).  The portfolio managers consider selling a holding whenever it adds a holding to the Fund.  The stock selection process is highly subjective.

The Fund currently invests its assets in Worldwide Health Sciences Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund normally invests at least 80% of its net assets in securities (primarily common stocks) of companies principally engaged in the discovery, development, production or distribution of products (or services) related to scientific advances in health care, including biotechnology, pharmaceuticals, diagnostics, managed health care and medical equipment and supplies (“health sciences companies”) (the “80% Policy”).  A company will be considered to be a health sciences company if, at the time of investment, 50% or more of the company’s sales, earnings or assets will arise from or will be dedicated to the application of scientific advances related to health care.  The Fund invests in U.S. and foreign securities and will normally be invested in issuers located in at least three different countries.  The Fund may invest in securities of both larger established and smaller emerging companies located in developed or emerging markets, some of which may be denominated in foreign currencies.  The Fund concentrates (that is, invests at least 25% of its assets) its investments in medical research and the health care industry.  The Fund may invest up to 5% of its total assets in royalty bonds.  The Fund may also invest in other pooled investment vehicles.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Sector Concentration Risk.  The Fund concentrates its investments in the health sciences industry, so the Fund will likely be affected by events that adversely affect that industry.  The Fund has historically held fewer than 60 stocks at any one time; therefore, the Fund is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.  These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights.  The value of Fund shares can also be impacted by regulatory activities that affect health sciences companies.  For instance, increased regulation can increase the cost of bringing new products to market and thereby reduce profits.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political, economic and market risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2011,  the highest quarterly total return for Class A was 18.93% for the quarter ended June 30, 2003, and the lowest quarterly return was – 15.67 % for the quarter ended June 30, 2002 .  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 19.37%.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.93%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.67%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class B shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.   The Class I and R performance shown above for the periods prior to October 1, 2009 and September 8, 2003 (commencement of operations for such class, respectively) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.   Investors cannot invest directly in an Index.  (Source for MSCI World Health Care Index:  MSCI ).  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder .

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Worldwide Health Sciences Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETHSX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	996
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	710
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	996
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,302
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,169
Annual Return 2002	rr_AnnualReturn2002	(25.94%)
Annual Return 2003	rr_AnnualReturn2003	30.46%
Annual Return 2004	rr_AnnualReturn2004	6.81%
Annual Return 2005	rr_AnnualReturn2005	7.69%
Annual Return 2006	rr_AnnualReturn2006	(0.01%)
Annual Return 2007	rr_AnnualReturn2007	6.49%
Annual Return 2008	rr_AnnualReturn2008	(7.24%)
Annual Return 2009	rr_AnnualReturn2009	9.89%
Annual Return 2010	rr_AnnualReturn2010	11.13%
Annual Return 2011	rr_AnnualReturn2011	4.75%
1 Year	rr_AverageAnnualReturnYear01	(1.27%)
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	2.84%
Eaton Vance Worldwide Health Sciences Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMHSX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,076
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,303
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	676
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,303
1 Year	rr_AverageAnnualReturnYear01	(0.74%)
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	2.68%
Eaton Vance Worldwide Health Sciences Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECHSX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	319
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	676
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,493
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	676
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,493
1 Year	rr_AverageAnnualReturnYear01	2.93%
5 Years	rr_AverageAnnualReturnYear05	3.98%
10 Years	rr_AverageAnnualReturnYear10	2.66%
Eaton Vance Worldwide Health Sciences Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIHSX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	368
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	638
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,409
1 Year	rr_AverageAnnualReturnYear01	5.06%
5 Years	rr_AverageAnnualReturnYear05	4.89%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Eaton Vance Worldwide Health Sciences Fund | Class R
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERHSX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,965
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	523
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	902
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,965
1 Year	rr_AverageAnnualReturnYear01	4.47%
5 Years	rr_AverageAnnualReturnYear05	4.53%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Eaton Vance Worldwide Health Sciences Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.65%)
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	2.10%
Eaton Vance Worldwide Health Sciences Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	2.85%
10 Years	rr_AverageAnnualReturnYear10	2.35%
Eaton Vance Worldwide Health Sciences Fund | S&P 500 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Eaton Vance Worldwide Health Sciences Fund | MSCI World Health Care Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects net dividends, which reflect the deduction of withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	9.46%
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	3.12%

[1]	The investment adviser and sub-adviser have agreed to reimburse the Fund's expenses to the extent Total Annual Fund Operating Expenses exceed 2.04% for Class A shares and 2.74% for Class B shares. This expense reimbursement will continue through December 31 , 2013. Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense , taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[2]	The investment adviser and sub-adviser have agreed to reimburse the Fund's expenses to the extent Total Annual Fund Operating Expenses exceed 1.95% for Class A shares, 2.65% for Class B and Class C shares, and 1.65% for Class I shares. This expense reimbursement will continue through December 31 , 2013. Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense , taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[3]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.45% for Class A shares, 2.20% for Class C shares and 1.20% for Class I shares. This expense reimbursement will continue through December 31, 2013. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[4]	A performance fee adjustment decreased the effective rate of the basic investment advisory fee of 0.48% by 0. 08 % for the most recent fiscal year ended August 31, 2012. Management Fees reflect a fee reduction agreement to the Management Agreement and an Amended and Restated Administrative Services Agreement, both effective May 1, 2012, and restated to reflect the fees payable if the revised fees were in effect for the entire fiscal year. See page 9 of this Prospectus for more information about the calculation of the performance fee adjustment.